Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Global Equity Portfolio
Advisor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.36%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.07%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.86%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$88	$274	$477	$1,061
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.06%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.77%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$78	$245	$427	$953
International Equity Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.22%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.15%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.14%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.82%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$84	$262	$455	$1,014
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.05%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.73%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$75	$233	$406	$906
Institutional Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.22%

Total Annual Portfolio Operating Expenses[1]	1.07%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.05%
[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$338	$588	$1,304
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses[1]	0.98%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.95%
[1] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$309	$539	$1,199
Emerging Markets Portfolio
Advisor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.14%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$362	$628	$1,386
Emerging Markets ex China Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.64%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.50%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.44%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.06%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$108	$847	$1,607	$3,612
Chinese Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.95%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.81%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.65%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.16%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$919	$1,739	$3,875
Frontier Emerging Markets Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.69%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	2.10%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.34%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$179	$625	$1,098	$2,404
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.31%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.47%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.46%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.45% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$149	$464	$802	$1,757
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.40%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.14%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.26%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class Z of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$429	$752	$1,668

Harding Loevner Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Emerging Markets Portfolio
Advisor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.28%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.14%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$362	$628	$1,386

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Harding Loevner Emerging Markets Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	$ 1,386
Emerging Markets ex China Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Emerging Markets ex China Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.64%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.50%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.44%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.06%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$108	$847	$1,607	$3,612

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Emerging Markets ex China Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.50%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[2],[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	847
5 Years	rr_ExpenseExampleYear05	1,607
10 Years	rr_ExpenseExampleYear10	$ 3,612
Chinese Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Chinese Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	2.95%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	3.81%

Fee Waiver and/or Expense Reimbursement[2,3]	-2.65%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.16%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$919	$1,739	$3,875

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Chinese Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.81%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[2],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,739
10 Years	rr_ExpenseExampleYear10	$ 3,875
Advisor | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Global Equity Portfolio
Advisor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.36%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.07%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor | Harding Loevner Global Equity Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[5]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	$ 1,306
Institutional | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.15%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.86%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$88	$274	$477	$1,061

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional | Harding Loevner Global Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.86%	[5]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	$ 1,061
Institutional | Harding Loevner International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
International Equity Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.14%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.82%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
2 Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$84	$262	$455	$1,014

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Harding Loevner International Equity Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[6]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	$ 1,014
Institutional | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Institutional Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.22%

Total Annual Portfolio Operating Expenses[1]	1.07%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.02%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	1.05%
[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$338	$588	$1,304

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5],[7]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[5],[7]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	$ 1,304
Institutional | Harding Loevner Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Frontier Emerging Markets Portfolio
Institutional Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.31%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.47%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.46%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.45% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$149	$464	$802	$1,757

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[8]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2],[8]
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	802
10 Years	rr_ExpenseExampleYear10	$ 1,757
Institutional Z | Harding Loevner Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Global Equity Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.70%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.06%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.77%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.01%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	0.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$78	$245	$427	$953

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Z | Harding Loevner Global Equity Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5],[9]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[5],[9]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	$ 953
Institutional Z | Harding Loevner International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
International Equity Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.05%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	0.73%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$75	$233	$406	$906

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Z | Harding Loevner International Equity Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%	[6]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Institutional Emerging Markets Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.85%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.13%

Total Annual Portfolio Operating Expenses[1]	0.98%

Fee Waiver and/or Expense Reimbursement[1,2]	-0.03%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.95%
[1] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$309	$539	$1,199

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[10]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2],[10]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	$ 1,199
Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Frontier Emerging Markets Portfolio
Institutional Class Z
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	None

Other Expenses	0.24%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.40%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.14%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.26%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class Z of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$429	$752	$1,668

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Z | Harding Loevner Frontier Emerging Markets Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2],[11]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2],[11]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	429
5 Years	rr_ExpenseExampleYear05	752
10 Years	rr_ExpenseExampleYear10	$ 1,668
Investor | Harding Loevner International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
International Equity Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.67%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.22%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	1.15%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in this table has been restated to reflect current amounts.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor | Harding Loevner International Equity Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[6]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
Investor | Harding Loevner Frontier Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 17, 2024 to the
Summary Prospectuses (the “Summary Prospectuses”), each dated February 28, 2024, as supplemented, for:
Global Equity Portfolio (Advisor Class, Institutional Class, and Institutional Class Z)
International Equity Portfolio (Investor Class, Institutional Class, and Institutional Class Z)
Emerging Markets Portfolio (Advisor Class)
Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z)
Emerging Markets ex China Portfolio (Institutional Class)
Chinese Equity Portfolio (Institutional Class)
Frontier Emerging Markets Portfolio (Investor Class, Institutional Class, and Institutional Class Z) (collectively, the “Portfolios”); and the
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Investors – Institutional Class Z, each dated February 28, 2024, as supplemented
The Board of Directors of the Fund has approved a reduction in the management fee for the: Global Equity Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio and Frontier Emerging Markets Equity Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense caps for all classes of the Global Equity Portfolio, all classes of the International Equity Portfolio, the Advisor Class of the Emerging Markets Portfolio, and all classes of the Frontier Emerging Markets Portfolio, in each case through February 28, 2026.
In addition to the above, the Adviser has determined to lower the investment minimum for the Emerging Markets Portfolio Institutional Class Z shares from $10 million to $5 million, and the investment minimum for the Frontier Emerging Markets Portfolio Institutional Class Z shares from $5 million to $2.5 million.
The changes to the management fees, expense caps and investment minimums will become effective as of July 1, 2024.
Accordingly, effective July 1, 2024: (1) the “Portfolio Summary — Portfolio Fees and Expenses” sections of the applicable Prospectus of each Portfolio, and the corresponding sections of the Summary Prospectuses, are deleted and replaced as shown below, and (2) for those Portfolios for which investment minimums are changing (Emerging Markets Portfolio Institutional Class Z and Frontier Emerging Markets Portfolio Institutional Class Z), the “Purchase and Sale of Portfolio Shares” sections of the Institutional Class Z Prospectus, and the corresponding sections of the Summary Prospectuses for those Portfolios, are deleted and replaced as shown below.
Frontier Emerging Markets Portfolio
Investor Class
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None
Annual Portfolio Operating Expenses
(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	1.15%

Distribution (Rule 12b‑1) Fees	0.25%

Other Expenses	0.69%

Acquired Fund Fees and Expenses[1]	0.01%

Total Annual Portfolio Operating Expenses[2]	2.10%

Fee Waiver and/or Expense Reimbursement[2,3]	-0.34%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2,3]	1.76%
[1] Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2] Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$179	$625	$1,098	$2,404

Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2026. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Investor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor | Harding Loevner Frontier Emerging Markets Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[12]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%	[2],[12]
1 Year	rr_ExpenseExampleYear01	$ 179
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,098
10 Years	rr_ExpenseExampleYear10	$ 2,404

[1]	Acquired fund fees and expenses reflect the Portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies, which may include money market funds.
[2]	Expense information in the table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[4]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[5]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[6]	Expense information in this table has been restated to reflect current amounts.
[7]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[8]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.45% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[9]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[10]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[11]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class Z of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.25% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[12]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses), as a percentage of average daily net assets, exceed 1.75% through February 28, 2026. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.